Share Capital and Per Share Amounts - Schedule of Share Units Outstanding (Details)	3 Months Ended
	Mar. 31, 2026 shares
Schedule of Share Units Outstanding [Line Items]
Balance, January 1, 2026	333
Exercised	(38)	[1]
Forfeited / Expired	(55)
Balance, March 31, 2026	240
RSUs [Member]
Schedule of Share Units Outstanding [Line Items]
Balance, January 1, 2026	84
Exercised	(38)	[1]
Forfeited / Expired	(1)
Balance, March 31, 2026	45
PSUs [Member]
Schedule of Share Units Outstanding [Line Items]
Balance, January 1, 2026	249
Exercised		[1]
Forfeited / Expired	(54)
Balance, March 31, 2026	195

[1]	Differences in exercised awards compared to those disclosed in share capital relate to withholding taxes on share issuance (Note 12).